UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beach Point Capital Management LP
Address: 1620 26th Street
         Suite 6000N
         Santa Monica, CA  90404

13F File Number:  028-13499

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Lawrence M. Goldman
Title:     Chief Adminstrative Officer
Phone:     (310) 996-9700

Signature, Place, and Date of Signing:

 /s/ Lawrence M. Goldman     Santa Monica, CA     February 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    26

Form 13F Information Table Value Total:    $127,193 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERISTAR CASINOS INC          COM              03070Q101     5389   275512 SH       SOLE                   275512        0        0
ASPEN INSURANCE HOLDINGS LTD   SHS              G05384105     1756    65497 SH       SOLE                    65497        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     2599    45785 SH       SOLE                    45785        0        0
CNO FINL GROUP INC             COM              12621E103      988   130552 SH       SOLE                   130552        0        0
COMCAST CORP NEW               CL A SPL         20030N200     4344   179952 SH       SOLE                   179952        0        0
DANA HLDG CORP                 COM              235825205    12029   810000 SH       SOLE                   810000        0        0
DIGITALGLOBE INC               COM NEW          25389M877     6384   406875 SH       SOLE                   406875        0        0
EL PASO CORP                   COM              28336L109     1222    62356 SH       SOLE                    62356        0        0
ENERGIZER HLDGS INC            COM              29266R108      625     8324 SH       SOLE                     8324        0        0
ENERGYSOLUTIONS INC            COM              292756202     2525   709375 SH       SOLE                   709375        0        0
ENTRAVISION COMMUNICATIONS C   CL A             29382R107     5837  3260729 SH       SOLE                  3260729        0        0
EVEREST RE GROUP LTD           COM              G3223R108      781     9268 SH       SOLE                     9268        0        0
GENCORP INC                    SDCV 4.062%12/3  368682AN0     1215  1135000 PRN      SOLE                  1135000        0        0
GENERAL MTRS CO                COM              37045V100     1643    53421 SH       SOLE                    53421        0        0
GEOEYE INC                     COM              37250W108     1562    41865 SH       SOLE                    41865        0        0
K V PHARMACEUTICAL CO          NOTE 2.500% 5/1  482740AC1      610  1155000 PRN      SOLE                  1155000        0        0
LAS VEGAS SANDS CORP           COM              517834107      570    12866 SH       SOLE                    12866        0        0
LEAR CORP                      COM NEW          521865204    14088   325011 SH       SOLE                   325011        0        0
LIBERTY GLOBAL INC             COM SER A        530555101      925    20838 SH       SOLE                    20838        0        0
LIBERTY GLOBAL INC             NOTE 4.500%11/1  530555AB7      964   510000 PRN      SOLE                   510000        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100     1034    24237 SH       SOLE                    24237        0        0
MARATHON OIL CORP              COM              565849106      865    26800 SH       SOLE                    26800        0        0
MARATHON PETE CORP             COM              56585A102      541    13400 SH       SOLE                    13400        0        0
NEWS CORP                      CL A             65248E104    56149  2981917 SH       SOLE                  2981917        0        0
SPANISH BROADCASTING SYS INC   CL A NEW         846425833      943   160350 SH       SOLE                   160350        0        0
WILLIAMS COS INC DEL           COM              969457100     1605    54523 SH       SOLE                    54523        0        0